Shareholders Equity (USD $)	Common Stock	Series C Preferred Stock	Series D Preferred Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2009	$ 26,034	$ 0	$ 0
Beginning Balance, Shares at Dec. 31, 2009	26,033,565	48	0	22,075,546	(23,424,935)	(1,323,355)
Issuance of common stock for related party debt, Shares			10
Issuance of common stock for related party debt, Amount			0	84,740		84,740
Net loss					(245,616)	(245,616)
Ending Balance, Amount at Dec. 31, 2010	26,034	0	0	22,160,286	(23,670,551)	(1,484,231)
Ending Balance, Shares at Dec. 31, 2010	26,033,565	48	10
Issuance of common stock for related party debt, Shares	20,000,000
Issuance of common stock for related party debt, Amount	20,000			240,000		260,000
Net loss					(473,319)	(473,319)
Ending Balance, Amount at Dec. 31, 2011	$ 46,034	$ 0	$ 0	$ 22,400,286	$ (24,143,870)	$ (1,697,550)
Ending Balance, Shares at Dec. 31, 2011	46,033,565	48	10